Annual Total Returns (Bar Chart) - Large Cap Trust (Large Cap Trust, Series I, Large Cap Trust)	12 Months Ended
May 01, 2011
Large Cap Trust | Series I, Large Cap Trust
Bar Chart Table:
2006	14.36%
2007	1.40%
2008	(39.52%)
2009	30.85%
2010	14.20%